NOTE 21 - Sales and Marketing expenses: Schedule of Sales and Marketing expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Sales and Marketing expenses
	For the year ended December 31,
	2024	2023
Wage and salaries	2,137	1,199
Share based compensation	175	49
Subcontractors	9,063	6,264
Depreciation and amortization	159	104
Office maintenance, communication and Travel	199	132
	11,733	7,748